26. EMPLOYEE BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
Actuarial assets	R$ (111,281)	R$ (119,854)
Actuarial liabilities	908,721	719,266
Pension plan benefits
Disclosure of fair value of plan assets [line items]
Actuarial assets	(111,281)	(119,854)
Actuarial liabilities	41,937	28,004
Post-employment healthcare benefits
Disclosure of fair value of plan assets [line items]
Actuarial liabilities	R$ 866,784	R$ 691,262	R$ 489,074